UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended March 31, 2002

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Arthur D. Charpentier

Address:  520 White Plains Road
          Suite 500
          Tarrytown, New York 10591


13F File Number:  28-6794

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Arthur D. Charpentier
Title:
Phone:    (914) 467-5285


Signature, Place and Date of Signing:

/S/ Arthur D. Charpentier   Tarrytown, New York        April 26, 2002
-------------------------   --------------------    --------------------
     [Signature]              [City, State]               [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number            Name


     28-
         -----------------------     --------------------------

     [Repeat as necessary.]

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  10

Form 13F Information Table Value Total:  $152,367,529



List of Other Included Managers:         None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

                           FORM 13F INFORMATION TABLE



         COLUMN 1             COLUMN 2  COLUMN 3     COLUMN 4           COLUMN 5       COLUMN 6   COLUMN 7          COLUMN 8

                              TITLE OF                VALUE      SHRS OR   SH/  PUT/  INVESTMENT   OTHER        VOTING AUTHORITY
      NAME OF ISSUER           CLASS      CUSIP      (X$1000)    PRN AMT   PRN  CALL  DISCRETION  MANAGER     SOLE     SHARED  NONE


C.H. Robinson Worldwide, Inc.  Common   12541W100   10,500,000    312,500               sole                 312,500
Capital One Finiancial Corp.   Common   14040H105   51,708,923    809,850               sole                 809,850
Certegy                        Common   156880106    8,094,830    203,900               sole                 203,900
Conseco Inc.                   Common   208464107   11,789,699  3,256,823               sole               3,256,823
Equifax Inc.                   Common   294429105   12,212,655    408,450               sole                 408,450
Global Payments Inc.           Common   37940X102   15,055,820    410,800               sole                 410,800
Hub Group Inc. CL-A            Common   443320106      378,180     38,200               sole                  38,200
NDC Health Corporation         Common   639480102   19,414,065    533,500               sole                 533,500
Charles Schwab Corp.           Common   808513105   16,056,482  1,226,622               sole               1,226,622
ServiceMaster                  Common   81760N109    7,156,875    520,500               sole                 520,500
COLUMN TOTAL                                       152,367,529





00429.0001 #320259